NOTE 8 – PROMISSORY NOTE AND LOAN PAYABLE (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 04, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loans Payable, Current		$ 13,015		$ 13,400	$ 13,496
Loans Payable, Noncurrent		19,245		22,518	33,360
Payments of Financing Costs		3,322		10,792
Payments for Loans		$ 3,322	$ 2,558	$ 10,792	$ 10,294
White Lion Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 20,000
Debt Instrument, Interest Rate, Effective Percentage	25.00%
Debt Instrument, Maturity Date	May 01, 2022
Proceeds from Notes Payable	$ 15,000
Vehicle [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		6.90%		6.90%
Debt Instrument, Term		5 years		5 years